Shareholder Report, Holdings (Details)	Jun. 30, 2025
VIP Hedged Equity Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
VIP Hedged Equity Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Hedged Equity Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Hedged Equity Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Hedged Equity Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Hedged Equity Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Hedged Equity Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Hedged Equity Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Hedged Equity Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Hedged Equity Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Hedged Equity Portfolio - Initial Class | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Hedged Equity Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.30%
VIP Hedged Equity Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
VIP Hedged Equity Portfolio - Initial Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
VIP Hedged Equity Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
VIP Hedged Equity Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
VIP Hedged Equity Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Hedged Equity Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Hedged Equity Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Hedged Equity Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Hedged Equity Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Hedged Equity Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Hedged Equity Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Hedged Equity Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Hedged Equity Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Hedged Equity Portfolio - Service Class | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Hedged Equity Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.30%
VIP Hedged Equity Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
VIP Hedged Equity Portfolio - Service Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
VIP Hedged Equity Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
VIP Hedged Equity Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
VIP Hedged Equity Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Hedged Equity Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Hedged Equity Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Hedged Equity Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Hedged Equity Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Hedged Equity Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Hedged Equity Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Hedged Equity Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Hedged Equity Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Hedged Equity Portfolio - Service Class 2 | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Hedged Equity Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.30%
VIP Hedged Equity Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
VIP Hedged Equity Portfolio - Service Class 2 | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
VIP Hedged Equity Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
VIP Hedged Equity Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
VIP Hedged Equity Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Hedged Equity Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Hedged Equity Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Hedged Equity Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Hedged Equity Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Hedged Equity Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Hedged Equity Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Hedged Equity Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Hedged Equity Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Hedged Equity Portfolio - Investor Class | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Hedged Equity Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.30%
VIP Hedged Equity Portfolio - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
VIP Hedged Equity Portfolio - Investor Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
VIP Hedged Equity Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.20%